Revenue from Contracts with Customers - Summary of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands		Mar. 31, 2024	Dec. 31, 2023
Contract With Customer Asset And Liability [Line Items]
Contract liabilities		$ 2,409	$ 2,520
Prepaid expenses and other assets [Member]
Contract With Customer Asset And Liability [Line Items]
Contract assets	[1]	$ 723	$ 756

[1]	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.